Summary of Significant Accounting Policies (Details Narrative) - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Accounting Policies [Abstract]
Cash equivalents
Tax benefit realized upon ultimate settlement with taxing authority	greater than 50%	greater than 50%